Receivables and Allowance for Credit Losses - Unamortized Imputed Discount and Allowance for Credit Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for credit losses and imputed discount, beginning of period	$ 418	$ 449	$ 531
Bad debt expense	388	477	547
Write-offs, net of recoveries	(393)	(518)	(482)
Change in imputed discount on short-term and long-term EIP receivables	252	186	(84)
Impact on the imputed discount from sales of EIP receivables	(183)	(176)	(63)
Allowance for credit losses and imputed discount, end of period	482	418	449
Accounts Receivable Allowance
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for credit losses and imputed discount, beginning of period	102	116	83
Bad debt expense	104	227	182
Write-offs, net of recoveries	(120)	(241)	(149)
Allowance for credit losses and imputed discount, end of period	$ 86	$ 102	116
EIP Receivables Allowance
Financing Receivable, Allowance for Credit Losses [Line Items]
Weighted average effective imputed interest rate	9.60%	9.00%
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Allowance for credit losses and imputed discount, beginning of period	$ 316	$ 333	448
Bad debt expense	284	250	365
Write-offs, net of recoveries	(273)	(277)	(333)
Change in imputed discount on short-term and long-term EIP receivables	252	186	(84)
Impact on the imputed discount from sales of EIP receivables	(183)	(176)	(63)
Allowance for credit losses and imputed discount, end of period	$ 396	$ 316	$ 333